SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - Warrants [member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.96%	4.38%
Expected volatility	117.34%	124.06%
Expected life	3 years 10 months 28 days	4 years 1 month 28 days
Expected dividend yield	0.00%	0.00%